Derivative Instruments - Schedule of Notional Values and Fixed Rates (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Interest Rate Swap, Due November 2020
Accumulated Other Comprehensive Income [Line Items]
Notional Value	$ 600
Fixed Rate	2.019%
Interest Rate Swap, Due March 2023 - 1
Accumulated Other Comprehensive Income [Line Items]
Notional Value	$ 250
Fixed Rate	2.094%
Interest Rate Swap, Due March 2023 - 2
Accumulated Other Comprehensive Income [Line Items]
Notional Value	$ 500
Fixed Rate	2.029%
Interest Rate Swap, Due March 2023 - 3
Accumulated Other Comprehensive Income [Line Items]
Notional Value	$ 250
Fixed Rate	2.113%
Interest Rate Swap, Due March 2023 - 4
Accumulated Other Comprehensive Income [Line Items]
Notional Value	$ 500
Fixed Rate	2.129%